Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Equity Incentive Grant Practices
The committee generally expects to approve annual equity-based awards to NEOs at approximately the same time each year, typically on the day of its meeting in February or March. In 2024, the committee established a grant date in early March for annual equity grants to all eligible team members. The grant date timing was driven by these considerations:

●
It coincides with our calendar-year-based performance management cycle, allowing supervisors to communicate the equity award decisions close in time to performance appraisals, which increases the impact of the awards by strengthening the link between pay and performance.

●	It follows the filing of our Annual Report on Form 10-K and our annual earnings release for the prior year.
The committee approves target grant values for equity awards to NEOs and other eligible team members prior to the grant date. On the grant date in 2024, those values were converted to a number of RSUs based on:

●	the average of the high and the low selling prices of our common stock on the grant date; and/or

●	the same valuation methodology we use to determine the accounting expense of the grants under ASC 718.
The committee has delegated authority to our CEO to grant a limited number of off-cycle awards to non-executive level team members for purposes of attracting new team members, retaining key team members, providing special recognition, and otherwise as the CEO may determine in his discretion to reward team member performance. The CEO made no such awards in 2024.
The committee does not take material nonpublic information into account when determining the timing and terms of equity awards, and the company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. We have not granted stock options since 2022.

Award Timing Method	The committee generally expects to approve annual equity-based awards to NEOs at approximately the same time each year, typically on the day of its meeting in February or March. In 2024, the committee established a grant date in early March for annual equity grants to all eligible team members.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false